TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TAXES ON INCOME

NOTE 14 – TAXES ON INCOME

A)	Information of accounting policy

The tax expenses for the reported years include both current and deferred taxes.

The amount recognized as current taxes is calculated based on tax laws that have been enacted or substantially enacted as of the financial position reporting date. The Company’s management periodically reviews the tax implications on its taxable income according to relevant tax laws and establishes provisions accordingly for amounts expected to be paid to tax authorities. Current taxes also include adjustments related to prior years’ current tax liabilities.

The Company recognizes deferred taxes based on the liability method for temporary differences between the carrying amounts of assets and liabilities in the financial statements and their corresponding tax bases. The amount of deferred taxes is determined according to the tax rates (and tax laws) that have been enacted or substantially enacted as of the financial position reporting date and are expected to apply when the deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred tax assets are recognized for deductible temporary differences to the extent that it is probable that taxable income will be available in the future against which the deductible differences can be utilized. Deferred tax assets and deferred tax liabilities are offset only if a legally enforceable right exists to offset current tax assets against current tax liabilities, and the deferred tax assets and liabilities relate to the same taxation authority and either the same taxable entity or different entities that intend to settle their tax balances on a net basis. In the absence of a foreseeable taxable income in the near future, no deferred tax asset has been recognized in the Company’s financial statements.

B)	Corporate Tax Rate in Israel

The Company’s income is subject to the standard corporate tax rate of 23%

C)	Taxation of Foreign Subsidiaries

The subsidiaries incorporated in the United States and South Korea are subject to corporate income tax at rates of 21% and 11%, respectively.

D)	Tax assessments

Tax assessments filed by the Company and through 2020 are considered final.

Tax assessments filed by the U.S. and Korean subsidiaries are not yet considered final.

E)	Tax Losses Carried Forward

The Company’s tax loss carryforwards amount to approximately NIS 145,446 thousand (approximately $45,594 thousand) and NIS 118,750 thousand as of December 31, 2025, and 2024, respectively. The Company has not recognized deferred tax assets for these loss carryforwards, as their utilization is not expected in the foreseeable future.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS